UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      William L. Prince
Title:	Chief Operating Officer
Phone:	212-689-1500
Signature, Place, and Date of Signing:

	William L. Prince 	New York, New York	February 9, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        66

Form 13F Information Table Value Total:  $979934


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTA Corp Cl A              COM              007942105     1776    97300 SH       SOLE                    97300             97300
AES Corp.                      COM              00130H105    34176   457200 SH       SOLE                   457200            457200
Alltel Corp                    COM              020039103    10195   123300 SH       SOLE                   123300            123300
Altera Corporation             COM              021441100    29544   596100 SH       SOLE                   596100            596100
American Power Conversion      COM              029066107    34245  1298400 SH       SOLE                  1298400           1298400
Amgen Inc                      COM              031162100    35833   596600 SH       SOLE                   596600            596600
Applied Materials              COM              038222105     4497    35500 SH       SOLE                    35500             35500
Avon Products                  COM              054303102     8019   243000 SH       SOLE                   243000            243000
Belden Inc.                    COM              077459105     1210    57600 SH       SOLE                    57600             57600
BellSouth Corporation          COM              079860102    13688   292400 SH       SOLE                   292400            292400
Blyth Industries Inc.          COM              09643P108     1046    42600 SH       SOLE                    42600             42600
Bristol Meyers Squibb          COM              110122108      424     6600 SH       SOLE                     6600              6600
Cable Design Tech CP -CL       COM              126924109     6718   292100 SH       SOLE                   292100            292100
Calpine Corporation            COM              131347106    26618   415900 SH       SOLE                   415900            415900
CenturyTel Inc                 COM              156700106    34266   723300 SH       SOLE                   723300            723300
Cisco Systems Inc              COM              17275R102    12930   120700 SH       SOLE                   120700            120700
Citigroup Inc                  COM              172967101     1458    26173 SH       SOLE                    26173             26173
Computer Assoc Int'l           COM              204912109      696     9950 SH       SOLE                     9950              9950
Conectiv Inc.                  COM              206829103     1009    60000 SH       SOLE                    60000             60000
Countrywide Credit Ind Inc     COM              222372104    11914   471850 SH       SOLE                   471850            471850
DTE Energy Company             COM              233331107    16005   506100 SH       SOLE                   506100            506100
Dallas Semiconductor Corp.     COM              235204104     2358    36600 SH       SOLE                    36600             36600
Dollar Tree Stores             COM              256747106     1647    34000 SH       SOLE                    34000             34000
EMC Corp/Mass                  COM              268648102    45622   417590 SH       SOLE                   417590            417590
Edwards A.G. Inc               COM              281760108    14489   451900 SH       SOLE                   451900            451900
Electronics for Imaging        COM              286082102     4057    69800 SH       SOLE                    69800             69800
Equifax Inc.                   COM              294429105     1586    67300 SH       SOLE                    67300             67300
Express Scripts Inc-Cl A       COM              302182100    22656   354000 SH       SOLE                   354000            354000
Exxon Mobil                    COM              30231G102     1436    17822 SH       SOLE                    17822             17822
Ford Motor Co.                 COM              345370100     1162    21800 SH       SOLE                    21800             21800
Franklin Resources             COM              354613101     9965   310800 SH       SOLE                   310800            310800
Furniture Brands Intl Inc      COM              360921100    20231   919600 SH       SOLE                   919600            919600
General Mills                  COM              370334104    18472   516700 SH       SOLE                   516700            516700
Gillette Co                    COM              375766102    13028   316300 SH       SOLE                   316300            316300
Health Management              COM              421933102    14065  1051607 SH       SOLE                  1051607           1051607
Jones Apparel Group Inc        COM              480074103    23615   870600 SH       SOLE                   870600            870600
Knight-Ridder Inc              COM              499040103    22110   371200 SH       SOLE                   371200            371200
Lear Corporation               COM              521865105    14195   443600 SH       SOLE                   443600            443600
Lehman Brothers Holdings       COM              524908100    12576   148500 SH       SOLE                   148500            148500
Linear Technology Corp.        COM              535678106     1496    20900 SH       SOLE                    20900             20900
Lowes Co                       COM              548661107    23745   397400 SH       SOLE                   397400            397400
Mattel Inc. (Subject to Tender COM              577081102     6117   466051 SH       SOLE                   466051            466051
Maxim Integrated Products      COM              57772K101    36957   783200 SH       SOLE                   783200            783200
Merrill Lynch & Co. Inc.       COM              590188108     9123   109500 SH       SOLE                   109500            109500
Microsoft Corp                 COM              594918104    12247   104900 SH       SOLE                   104900            104900
Navistar International         COM              63934E108     3041    64700 SH       SOLE                    64700             64700
Omnicom Group Inc              COM              681919106    31925   319250 SH       SOLE                   319250            319250
OutBack Steakhouse Inc         COM              689899102    16290   628050 SH       SOLE                   628050            628050
Phillips Petroleum             COM              718507106    19115   406700 SH       SOLE                   406700            406700
Praxair Inc                    COM              74005P104    19763   392800 SH       SOLE                   392800            392800
Remedy Corp                    COM              759548100    13767   290600 SH       SOLE                   290600            290600
SLM Holding Corp               COM              78442A109    19577   463350 SH       SOLE                   463350            463350
Safeway Inc                    COM              786514208    19094   534100 SH       SOLE                   534100            534100
Sanmina Corp.                  COM              800907107    23705   237350 SH       SOLE                   237350            237350
Schering Plough Corp           COM              806605101    18963   447500 SH       SOLE                   447500            447500
Sealed Air Corporation         COM              81211K100    13896   268200 SH       SOLE                   268200            268200
Solectron Corp.                COM              834182107    14811   155700 SH       SOLE                   155700            155700
Southdown Inc                  COM              841297104    18931   366700 SH       SOLE                   366700            366700
TJX Companies                  COM              872540109    14363   702772 SH       SOLE                   702772            702772
Tommy Hilfiger Corp            COM              G8915Z102    11255   481500 SH       SOLE                   481500            481500
Tosco Corporation              COM              891490302     1688    62100 SH       SOLE                    62100             62100
Union Carbide Corp Hldg        COM              905581104    20786   311400 SH       SOLE                   311400            311400
Veritas Software Corp          COM              923436109    35781   250000 SH       SOLE                   250000            250000
Wal Mart Stores Inc            COM              931142103    12595   182200 SH       SOLE                   182200            182200
Watson Pharmaceuticals Inc     COM              942683103    16352   456600 SH       SOLE                   456600            456600
Wellpoint Health Networks Inc  COM              94973H108    15014   227700 SH       SOLE                   227700            227700